Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 1,637	$ 1,607
ECL allowance	116	$ 119	$ 109	$ 106
Mexico [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	266
ECL allowance	$ 35
ECL average rate	13.20%
United States [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 474
ECL allowance	$ 6
ECL average rate	1.30%
Europe [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 432
ECL allowance	$ 30
ECL average rate	6.90%
South, Central America And Caribbean [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 126
ECL allowance	$ 25
ECL average rate	19.80%
Asia, Middle East and Africa [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 301
ECL allowance	$ 16
ECL average rate	5.30%
Other country [member]
Trade Accounts Receivables And Allowance For Expected Credit Loss [line items]
Accounts receivable	$ 38
ECL allowance	$ 4
ECL average rate	10.50%